SHARE-BASED COMPENSATION (Outstanding stock options) (Details)	12 Months Ended
	Dec. 31, 2023 shares $ / shares	Dec. 31, 2023 shares $ / shares $ / shares	Jan. 01, 2023 shares $ / shares	Jan. 01, 2023 shares $ / shares $ / shares	Jan. 01, 2023 $ / shares	Jan. 02, 2022 $ / shares	Jan. 02, 2022 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Forfeited (in shares)	(213,000)	(213,000)
Weighted average exercise price of share options forfeited in share-based payment arrangement | $ / shares		$ 30.00
Granted (in shares)			0	0
Weighted average exercise price of share options granted in share-based payment arrangement | $ / shares				$ 0
CAD
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number, outstanding, beginning of fiscal period (in shares)	746,000	746,000	1,236,000	1,236,000
Weighted average exercise price of share options outstanding in share-based payment arrangement | $ / shares	$ 42.27	$ 42.27	$ 36.52	$ 36.52		$ 36.85
Exercised (in shares)	(463,000)	(463,000)	(490,000)	(490,000)
Weighted average exercise price of share options exercised in share-based payment arrangement | $ / shares	$ 33.01		$ 37.35
Number, outstanding, end of fiscal period (in shares)	283,000	283,000	746,000	746,000
USD
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number, outstanding, beginning of fiscal period (in shares)	1,988,000	1,988,000	1,988,000	1,988,000
Weighted average exercise price of share options outstanding in share-based payment arrangement | (per share)	$ 29.01	$ 29.01			$ 27.21		$ 27.21
Number, outstanding, end of fiscal period (in shares)	184,000	184,000	1,988,000	1,988,000